TAXES RECOVERABLE	3 Months Ended
Mar. 31, 2024
TAXES RECOVERABLE

4. TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	March 31, 2024	December 31, 2023
VAT recoverable	$2,767	$3,231
GST recoverable	14	20
Income taxes recoverable	3,721	3,329
	$6,502	$6,580